SHARE CAPITAL - Disclosure of adjustments made to net profit (loss), in computing the basic and diluted net profit (loss) per common share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic
Net income	$ 225,100	$ (71,821)	$ 53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Net profit (loss) attributable to ordinary equity holders - basic	199,865	(93,601)	34,566
Diluted
Net income	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Effect of 2020 warrant revaluation	0	0	103
Net profit (loss) attributable to ordinary equity holders - diluted	$ 199,865	$ (93,601)	$ 34,669